United States
                   Securities and Exchange Commission
                        Washington, D.C.  205490

                                Form 13F

                          From 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 1999


Check here if Amendment []; Amendment Number ____

  This Amendment (Check only one.):[] is a restatement.
                                   [] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:     Baxter Financial Corporation
Address:  1200 North Federal Highway, Suite 424
          Boca Raton, FL  33432

Form 13F File Number:   28-2480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Ronald F. Rohe
Title:       Chief Operating Officer
Phone:       561-395-2155

Signature, Place, and Date of Signing:



____________________     Boca Raton, FL          October 21, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  $  91,739
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Form 13F INFORMATION TABLE


   COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7   COLUMN 8
--------------      --------------  --------- ---------  --------------------  ---------- ----------  ----------
 NAME OF ISSUER      TITLE OF CLASS   CUSIP      VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
                                               (x$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------      --------------  --------- ---------  --------------------  ---------- ----------  -------------------
Altera Corp                         021441100    6,073     140,000  SH           SOLE               140,000
American Express                    025816109    2,700      20,000  SH           SOLE                20,000
American Int'l                      026874107    4,347      50,000  SH           SOLE                50,000
Anixter Int'l                       035290105    5,022     216,000  SH           SOLE               216,000
Comcast                SL CL A      200300200    8,773     220,000  SH           SOLE               220,000
Corn Products                       219023108    5,034     165,400  SH           SOLE               165,400
Cox Communications                  224044107    3,340      80,000  SH           SOLE                80,000
Dole Foods                          256605106    3,848     202,500  SH           SOLE               202,500
Exxon                               302290101      230       3,020  SH           SOLE                 3,020
Federal Nat'l Mtg                   313586109    6,896     110,000  SH           SOLE               110,000
General Motors                      370442105    3,776      60,000  SH           SOLE                60,000
Golden State Bancorp                381197102    1,345      75,000  SH           SOLE                75,000
Ibis Tech Corp                      450909106    1,121      32,500  SH           SOLE                32,500
IMC Global                          449669100    4,005     275,000  SH           SOLE               275,000
Ingles Markets                      457030104    1,306      99,000  SH           SOLE                99,000
Mobile America                      607235504       26      11,000  SH           SOLE                11,000
National City Corp                  635401103    3,736     140,000  SH           SOLE               140,000
Novacare                            669930109       12      10,000  SH           SOLE                10,000
PNC Bancorp                         693475105    6,059     115,000  SH           SOLE               115,000
RailAmerica                         750753105      439      44,500  SH           SOLE                44,500
SBC Communications                  78387G103    6,956     136,216  SH           SOLE               136,216
Scotts Company                      810186106    3,636     105,000  SH           SOLE               105,000
SLM Holdings                        78442A109    5,968     138,800  SH           SOLE               138,800
Southern Union                      844030106      236      12,443  SH           SOLE                12,443
Time Warner                         887315109    1,215      20,000  SH           SOLE                20,000
United Dominion Rlty                910197102      140      12,500  SH           SOLE                12,500
United Healthcare                   910581107    2,936      60,300  SH           SOLE                60,300
Vodafone                            92857T107      404       1,710  SH           SOLE                 1,710
Washington Post        CL B         939640108    2,040       4,000  SH           SOLE                 4,000
Windmere Durable                    973411101      120      10,000  SH           SOLE                10,000